GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of intangible assets and goodwill, net

	December 31, 2021	December 31, 2020
In millions of COP
Intangible assets	485,626	495,606
Goodwill(1)	8,143,146	7,011,715
Total	8,628,772	7,507,321
(1)	Includes the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination.

Schedule of intangible assets

As of December 31, 2021

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	20,293	823,318	395,726	1,239,337
Acquisitions	-	144,514	-	144,514
Acquisitions through business combination(1)	-	13,196	-	13,196
Write off	-	(49,805)	-	(49,805)
Foreign currency translation adjustment	3,244	66,386	63,254	132,884
Balance at December 31, 2021	23,537	997,609	458,980	1,480,126
(1)	See Note 9.3 Business combination.

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	14,495	398,521	330,715	743,731
Write off	-	(49,805)	-	(49,805)
Amortization expense(1)	3,165	131,288	63,716	198,169
Foreign currency translation adjustment	2,514	43,051	56,840	102,405
Balance at December 31, 2021	20,174	523,055	451,271	994,500

Intangible assets at December 31, 2021, net	3,363	474,554	7,709	485,626
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2020

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	19,375	768,923	377,815	1,166,113
Acquisitions	-	106,404	-	106,404
Write off	-	(68,484)	-	(68,484)
Foreign currency translation adjustment	918	16,475	17,911	35,304
Balance at December 31, 2020	20,293	823,318	395,726	1,239,337

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	11,071	342,229	273,855	627,155
Write off	-	(68,484)	-	(68,484)
Amortization expense(1)	3,118	113,452	47,184	163,754
Foreign currency translation adjustment	306	11,324	9,676	21,306
Balance at December 31, 2020	14,495	398,521	330,715	743,731

Intangible assets at December 31, 2020, net	5,798	424,797	65,011	495,606
(1)	Licenses, software and computer applications includes cancellations of Core Factoring and Sede 30 projects amounted to COP 6,879 and COP 2,716, respectively. See Note 26.3 Impairment, depreciation and amortization.

Schedule of reconciliation of changes in goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2021	December 31, 2020
In millions of COP
Balance at beginning of the year, net	7,011,715	6,694,354
Acquisitions(1)	10,660	-
Effect of change in foreign exchange rate(2)	1,120,771	317,361
Balance at end of the year, net	8,143,146	7,011,715
(1)	Corresponds to the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination
(2)	The conversion rate from US dollars to Colombian pesos at the end of December 31, 2021 is COP 3,981.16 (in pesos) and 2020 is COP 3,432.50 (in pesos). See Note 2.D.3. Foreign subsidiaries

Summary of key assumptions used by management in determining the recoverable amount

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	Growth rate
Operating segment	Goodwill 2021	Valuation Methodology	Key Assumptions	(real)	(real)
In millions of COP
Banking Panama	6,080,314	Discounted Cash flow	5 years plan	8.80% and 8.70%	5.40%
Banking El Salvador	1,122,986	Discounted Cash flow	5 years plan	14.90%	4.10%
Banking Guatemala	929,186	Discounted Cash flow	5 years plan	10.10%	5.10%
Others Segments(1)	10,660	Does not apply	Does not apply	Does not apply	Does not apply
(1)	Corresponds to the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination.

Schedule of estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis

As of December 31, 2021

Banking Panama

	Discount rate
	9.30%	8.80%	8.30%
Growth rate	9.20%	8.70%	8.20%
5.40%	10,929,065	12,664,169	15,019,623

	Growth rate
Discount rate	4.90%	5.40%	5.90%
8.80% and 8.70%	11,550,846	12,664,169	14,175,111

Banking El Salvador

	Discount rate
Growth rate	15.90%	14.90%	13.90%
4.10%	4,611,843	5,041,507	5,559,874

	Growth rate
Discount rate	3.60%	4.10%	4.60%
14.90%	4,948,901	5,041,507	5,143,103

Banking Guatemala

	Discount rate
Growth rate	10.60%	10.10%	9.60%
5.10%	5,514,165	6,156,028	6,942,610

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.10%	5,807,354	6,156,028	6,582,183

As of December 31, 2020

Banking Panama

	Discount rate
Growth rate	9.10%	8.60%	8.10%
5.80%	10,825,415	12,875,675	15,818,601

	Growth rate
Discount rate	5.30%	5.80%	6.30%
8.60%	11,445,342	12,875,675	14,927,894

Banking El Salvador

	Discount rate
Growth rate	15.00%	14.50%	14.00%
3.70%	2,767,605	2,910,600	3,067,742

	Growth rate
Discount rate	3.20%	3.70%	4.20%
14.50%	2,860,861	2,910,600	2,965,172

Banking Guatemala

	Discount rate
Growth rate	11.30%	10.80%	10.30%
5.10%	3,183,867	3,511,578	3,903,315

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.80%	3,347,817	3,511,578	3,706,836

VLIPCO S.A.S.
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the estimated fair value of assets acquired and liabilities assumed

In millions of COP
Vlipco Purchase Price Allocation
Pruchase price on November 30, 2021	9,474
Fair value of previously held invesment	9,479
Non-controlling interest at fair value	1,047
TOTAL	20,000

Book value of net assets acquired
ASSETS
Cash and cash equivalents	296
Accounts receivable	241
Taxes receivable	433
Premises and equipment, net	22
Other assets	32
Total Assets	1,024

LIABILITIES
Short-term borrowings	37
Accounts payable	45
Taxes liabilities	78
Employee benefit plans	106
Total Liabilities	266
Net Assets at book value	758

Vlipco intangibles assets recognized at the acquisition date:
Software(1)	13,196
Deferred tax	(4,614)
Fair value of net assets acquired	9,340

Goodwill	10,660
(1)	The fair value of the intangible assets includes a software development that supports the operation of the Wompi payment gateway, with a fair value of COP 13,196.

Summary of previously held interest in business combination

Date and nature of investment	Share in equity
Investment recorded as an joint venture(1)	47.40%
November 2021 – acquisition of 47.37%, control obtained	47.37%
Total at December 31, 2021	94.77%
(1)	Investment made since July 2019, the participation percentage was 48.91% at initial recognition.